Shareholder Report, Holdings (Details)	Apr. 30, 2026
Ashmore Emerging Markets Total Return Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Ashmore Emerging Markets Total Return Fund - Class A | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Ashmore Emerging Markets Total Return Fund - Class A | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Total Return Fund - Class A | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Ashmore Emerging Markets Total Return Fund - Class A | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Ashmore Emerging Markets Total Return Fund - Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Ashmore Emerging Markets Total Return Fund - Class A | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Ashmore Emerging Markets Total Return Fund - Class A | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	68.90%
Ashmore Emerging Markets Total Return Fund - Class A | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Ashmore Emerging Markets Total Return Fund - Class A | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Total Return Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Ashmore Emerging Markets Total Return Fund - Class C | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Ashmore Emerging Markets Total Return Fund - Class C | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Total Return Fund - Class C | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Ashmore Emerging Markets Total Return Fund - Class C | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Ashmore Emerging Markets Total Return Fund - Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Ashmore Emerging Markets Total Return Fund - Class C | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Ashmore Emerging Markets Total Return Fund - Class C | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	68.90%
Ashmore Emerging Markets Total Return Fund - Class C | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Ashmore Emerging Markets Total Return Fund - Class C | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	68.90%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	80.90%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	80.90%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	80.90%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Corporate Income Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Ashmore Emerging Markets Corporate Income Fund - Class A | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Corporate Income Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Ashmore Emerging Markets Corporate Income Fund - Class A | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Ashmore Emerging Markets Corporate Income Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Ashmore Emerging Markets Corporate Income Fund - Class A | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ashmore Emerging Markets Corporate Income Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Ashmore Emerging Markets Corporate Income Fund - Class A | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Ashmore Emerging Markets Corporate Income Fund - Class A | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Ashmore Emerging Markets Corporate Income Fund - Class A | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Ashmore Emerging Markets Corporate Income Fund - Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Ashmore Emerging Markets Corporate Income Fund - Class A | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Ashmore Emerging Markets Corporate Income Fund - Class A | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Ashmore Emerging Markets Corporate Income Fund - Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Ashmore Emerging Markets Corporate Income Fund - Class C | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Corporate Income Fund - Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Ashmore Emerging Markets Corporate Income Fund - Class C | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Ashmore Emerging Markets Corporate Income Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Ashmore Emerging Markets Corporate Income Fund - Class C | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ashmore Emerging Markets Corporate Income Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Ashmore Emerging Markets Corporate Income Fund - Class C | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Ashmore Emerging Markets Corporate Income Fund - Class C | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Ashmore Emerging Markets Corporate Income Fund - Class C | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Ashmore Emerging Markets Corporate Income Fund - Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Ashmore Emerging Markets Corporate Income Fund - Class C | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Ashmore Emerging Markets Corporate Income Fund - Class C | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Ashmore Emerging Markets Short Duration Fund - Class A | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Ashmore Emerging Markets Short Duration Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Ashmore Emerging Markets Short Duration Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Ashmore Emerging Markets Short Duration Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ashmore Emerging Markets Short Duration Fund - Class A | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Ashmore Emerging Markets Short Duration Fund - Class A | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Ashmore Emerging Markets Short Duration Fund - Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Ashmore Emerging Markets Short Duration Fund - Class A | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Ashmore Emerging Markets Short Duration Fund - Class A | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Ashmore Emerging Markets Short Duration Fund - Class C | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Ashmore Emerging Markets Short Duration Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Ashmore Emerging Markets Short Duration Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Ashmore Emerging Markets Short Duration Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ashmore Emerging Markets Short Duration Fund - Class C | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Ashmore Emerging Markets Short Duration Fund - Class C | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Ashmore Emerging Markets Short Duration Fund - Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Ashmore Emerging Markets Short Duration Fund - Class C | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Ashmore Emerging Markets Short Duration Fund - Class C | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Ashmore Emerging Markets Active Equity Fund - Class A | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Active Equity Fund - Class A | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Active Equity Fund - Class A | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Active Equity Fund - Class A | ICICI Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Active Equity Fund - Class A | Petroleo Brasileiro S.A. - Petrobras ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ashmore Emerging Markets Active Equity Fund - Class A | China International Capital Corp. Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Active Equity Fund - Class A | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Active Equity Fund - Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Ashmore Emerging Markets Active Equity Fund - Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Ashmore Emerging Markets Active Equity Fund - Class A | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Active Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Ashmore Emerging Markets Active Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Ashmore Emerging Markets Active Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Ashmore Emerging Markets Active Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Ashmore Emerging Markets Active Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ashmore Emerging Markets Active Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Ashmore Emerging Markets Active Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Ashmore Emerging Markets Active Equity Fund - Class A | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Ashmore Emerging Markets Active Equity Fund - Class A | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Active Equity Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Ashmore Emerging Markets Active Equity Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Ashmore Emerging Markets Active Equity Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Ashmore Emerging Markets Active Equity Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Ashmore Emerging Markets Active Equity Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Ashmore Emerging Markets Active Equity Fund - Class A | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Ashmore Emerging Markets Active Equity Fund - Class C | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Active Equity Fund - Class C | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Active Equity Fund - Class C | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Active Equity Fund - Class C | ICICI Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Active Equity Fund - Class C | Petroleo Brasileiro S.A. - Petrobras ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ashmore Emerging Markets Active Equity Fund - Class C | China International Capital Corp. Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Active Equity Fund - Class C | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Active Equity Fund - Class C | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Ashmore Emerging Markets Active Equity Fund - Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Ashmore Emerging Markets Active Equity Fund - Class C | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Active Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Ashmore Emerging Markets Active Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Ashmore Emerging Markets Active Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Ashmore Emerging Markets Active Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Ashmore Emerging Markets Active Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ashmore Emerging Markets Active Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Ashmore Emerging Markets Active Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Ashmore Emerging Markets Active Equity Fund - Class C | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Ashmore Emerging Markets Active Equity Fund - Class C | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Active Equity Fund - Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Ashmore Emerging Markets Active Equity Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Ashmore Emerging Markets Active Equity Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Ashmore Emerging Markets Active Equity Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Ashmore Emerging Markets Active Equity Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Ashmore Emerging Markets Active Equity Fund - Class C | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | ICICI Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Petroleo Brasileiro S.A. - Petrobras ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | China International Capital Corp. Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Samsung Electro-Mechanics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Elite Material Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Sieyuan Electric Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Chroma ATE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Contemporary Amperex Technology Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Hansol Chemical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | POLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Ashmore Emerging Markets Equity SMA Completion Fund - Series I | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Banca Transilvania S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Halyk Savings Bank of Kazakhstan JSC GDR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Kaspi.KZ JSC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Vinhomes JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Nova Ljubljanska Banka dd GDR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Qatar National Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Frontier Equity Fund - Class A | First Abu Dhabi Bank PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Attijariwafa Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Vingroup JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Frontier Equity Fund - Class A | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Ashmore Emerging Markets Frontier Equity Fund - Class A | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Ashmore Emerging Markets Frontier Equity Fund - Class A | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Ashmore Emerging Markets Frontier Equity Fund - Class A | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ashmore Emerging Markets Frontier Equity Fund - Class A | QATAR
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Ashmore Emerging Markets Frontier Equity Fund - Class A | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ashmore Emerging Markets Frontier Equity Fund - Class A | SLOVENIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Ashmore Emerging Markets Frontier Equity Fund - Class A | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Ashmore Emerging Markets Frontier Equity Fund - Class A | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Banca Transilvania S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Halyk Savings Bank of Kazakhstan JSC GDR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Kaspi.KZ JSC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Vinhomes JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Nova Ljubljanska Banka dd GDR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Qatar National Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Frontier Equity Fund - Class C | First Abu Dhabi Bank PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Attijariwafa Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Vingroup JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Frontier Equity Fund - Class C | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Ashmore Emerging Markets Frontier Equity Fund - Class C | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Ashmore Emerging Markets Frontier Equity Fund - Class C | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Ashmore Emerging Markets Frontier Equity Fund - Class C | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ashmore Emerging Markets Frontier Equity Fund - Class C | QATAR
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Ashmore Emerging Markets Frontier Equity Fund - Class C | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ashmore Emerging Markets Frontier Equity Fund - Class C | SLOVENIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Ashmore Emerging Markets Frontier Equity Fund - Class C | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Ashmore Emerging Markets Frontier Equity Fund - Class C | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Banca Transilvania S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Halyk Savings Bank of Kazakhstan JSC GDR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Kaspi.KZ JSC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Vinhomes JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Nova Ljubljanska Banka dd GDR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Qatar National Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | First Abu Dhabi Bank PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Attijariwafa Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Vingroup JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | QATAR
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | SLOVENIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Ashmore Emerging Markets Equity Fund - Class A | NetEase, Inc. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity Fund - Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Ashmore Emerging Markets Equity Fund - Class A | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity Fund - Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Ashmore Emerging Markets Equity Fund - Class A | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity Fund - Class A | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Equity Fund - Class A | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity Fund - Class A | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Equity Fund - Class A | Hansol Chemical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity Fund - Class A | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Ashmore Emerging Markets Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Ashmore Emerging Markets Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Ashmore Emerging Markets Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Ashmore Emerging Markets Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Ashmore Emerging Markets Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Ashmore Emerging Markets Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Ashmore Emerging Markets Equity Fund - Class A | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Equity Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Ashmore Emerging Markets Equity Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Ashmore Emerging Markets Equity Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Ashmore Emerging Markets Equity Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Ashmore Emerging Markets Equity Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity Fund - Class A | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Ashmore Emerging Markets Equity Fund - Class C | NetEase, Inc. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity Fund - Class C | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Ashmore Emerging Markets Equity Fund - Class C | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity Fund - Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Ashmore Emerging Markets Equity Fund - Class C | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity Fund - Class C | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Equity Fund - Class C | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity Fund - Class C | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Equity Fund - Class C | Hansol Chemical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity Fund - Class C | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Ashmore Emerging Markets Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Ashmore Emerging Markets Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Ashmore Emerging Markets Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Ashmore Emerging Markets Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Ashmore Emerging Markets Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Ashmore Emerging Markets Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Ashmore Emerging Markets Equity Fund - Class C | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Equity Fund - Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Ashmore Emerging Markets Equity Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Ashmore Emerging Markets Equity Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Ashmore Emerging Markets Equity Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Ashmore Emerging Markets Equity Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity Fund - Class C | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Ashmore Emerging Markets Equity Fund-Institutional Class | NetEase, Inc. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity Fund-Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Ashmore Emerging Markets Equity Fund-Institutional Class | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity Fund-Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Ashmore Emerging Markets Equity Fund-Institutional Class | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity Fund-Institutional Class | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Equity Fund-Institutional Class | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity Fund-Institutional Class | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Equity Fund-Institutional Class | Hansol Chemical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity Fund-Institutional Class | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity Fund-Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Ashmore Emerging Markets Equity Fund-Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Ashmore Emerging Markets Equity Fund-Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Ashmore Emerging Markets Equity Fund-Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Ashmore Emerging Markets Equity Fund-Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Ashmore Emerging Markets Equity Fund-Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Ashmore Emerging Markets Equity Fund-Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Ashmore Emerging Markets Equity Fund-Institutional Class | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Equity Fund-Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Ashmore Emerging Markets Equity Fund-Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Ashmore Emerging Markets Equity Fund-Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Ashmore Emerging Markets Equity Fund-Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Ashmore Emerging Markets Equity Fund-Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity Fund-Institutional Class | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Ashmore Emerging Markets Equity ESG Fund-Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Equity ESG Fund-Class A | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Equity ESG Fund-Class A | Contemporary Amperex Technology Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ashmore Emerging Markets Equity ESG Fund-Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Ashmore Emerging Markets Equity ESG Fund-Class A | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Equity ESG Fund-Class A | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Equity ESG Fund-Class A | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity ESG Fund-Class A | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Equity ESG Fund-Class A | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Ashmore Emerging Markets Equity ESG Fund-Class A | DB Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ashmore Emerging Markets Equity ESG Fund-Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Equity ESG Fund-Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Ashmore Emerging Markets Equity ESG Fund-Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Ashmore Emerging Markets Equity ESG Fund-Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Ashmore Emerging Markets Equity ESG Fund-Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Ashmore Emerging Markets Equity ESG Fund-Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity ESG Fund-Class A | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Equity ESG Fund-Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Ashmore Emerging Markets Equity ESG Fund-Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Ashmore Emerging Markets Equity ESG Fund-Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Ashmore Emerging Markets Equity ESG Fund-Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Ashmore Emerging Markets Equity ESG Fund-Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ashmore Emerging Markets Equity ESG Fund-Class A | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Ashmore Emerging Markets Equity ESG Fund-Class C | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Equity ESG Fund-Class C | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Equity ESG Fund-Class C | Contemporary Amperex Technology Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ashmore Emerging Markets Equity ESG Fund-Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Ashmore Emerging Markets Equity ESG Fund-Class C | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Equity ESG Fund-Class C | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Equity ESG Fund-Class C | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity ESG Fund-Class C | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Equity ESG Fund-Class C | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Ashmore Emerging Markets Equity ESG Fund-Class C | DB Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ashmore Emerging Markets Equity ESG Fund-Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Equity ESG Fund-Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Ashmore Emerging Markets Equity ESG Fund-Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Ashmore Emerging Markets Equity ESG Fund-Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Ashmore Emerging Markets Equity ESG Fund-Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Ashmore Emerging Markets Equity ESG Fund-Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity ESG Fund-Class C | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Equity ESG Fund-Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Ashmore Emerging Markets Equity ESG Fund-Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Ashmore Emerging Markets Equity ESG Fund-Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Ashmore Emerging Markets Equity ESG Fund-Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Ashmore Emerging Markets Equity ESG Fund-Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ashmore Emerging Markets Equity ESG Fund-Class C | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Contemporary Amperex Technology Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | DB Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Ashmore Emerging Markets Debt Fund-Class A | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Ashmore Emerging Markets Debt Fund-Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Ashmore Emerging Markets Debt Fund-Class A | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Ashmore Emerging Markets Debt Fund-Class A | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	76.90%
Ashmore Emerging Markets Debt Fund-Class A | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Ashmore Emerging Markets Debt Fund-Class A | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Debt Fund-Class C | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Ashmore Emerging Markets Debt Fund-Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Ashmore Emerging Markets Debt Fund-Class C | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Ashmore Emerging Markets Debt Fund-Class C | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	76.90%
Ashmore Emerging Markets Debt Fund-Class C | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Ashmore Emerging Markets Debt Fund-Class C | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Debt Fund-Institutional Class | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Ashmore Emerging Markets Debt Fund-Institutional Class | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Ashmore Emerging Markets Debt Fund-Institutional Class | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Ashmore Emerging Markets Debt Fund-Institutional Class | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	76.90%
Ashmore Emerging Markets Debt Fund-Institutional Class | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Ashmore Emerging Markets Debt Fund-Institutional Class | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Ashmore Emerging Markets Equity ex China Fund-Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Ashmore Emerging Markets Equity ex China Fund-Class A | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Ashmore Emerging Markets Equity ex China Fund-Class A | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Ashmore Emerging Markets Equity ex China Fund-Class A | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ashmore Emerging Markets Equity ex China Fund-Class A | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Equity ex China Fund-Class A | Hansol Chemical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity ex China Fund-Class A | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity ex China Fund-Class A | Lotes Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Equity ex China Fund-Class A | DB Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity ex China Fund-Class A | Allegro.eu S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity ex China Fund-Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Ashmore Emerging Markets Equity ex China Fund-Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Ashmore Emerging Markets Equity ex China Fund-Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Ashmore Emerging Markets Equity ex China Fund-Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Ashmore Emerging Markets Equity ex China Fund-Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Ashmore Emerging Markets Equity ex China Fund-Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ashmore Emerging Markets Equity ex China Fund-Class A | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Equity ex China Fund-Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Ashmore Emerging Markets Equity ex China Fund-Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Ashmore Emerging Markets Equity ex China Fund-Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Ashmore Emerging Markets Equity ex China Fund-Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Ashmore Emerging Markets Equity ex China Fund-Class A | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ashmore Emerging Markets Equity ex China Fund-Class A | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Ashmore Emerging Markets Equity ex China Fund-Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Ashmore Emerging Markets Equity ex China Fund-Class C | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Ashmore Emerging Markets Equity ex China Fund-Class C | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Ashmore Emerging Markets Equity ex China Fund-Class C | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ashmore Emerging Markets Equity ex China Fund-Class C | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Equity ex China Fund-Class C | Hansol Chemical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity ex China Fund-Class C | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity ex China Fund-Class C | Lotes Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Equity ex China Fund-Class C | DB Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity ex China Fund-Class C | Allegro.eu S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity ex China Fund-Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Ashmore Emerging Markets Equity ex China Fund-Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Ashmore Emerging Markets Equity ex China Fund-Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Ashmore Emerging Markets Equity ex China Fund-Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Ashmore Emerging Markets Equity ex China Fund-Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Ashmore Emerging Markets Equity ex China Fund-Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ashmore Emerging Markets Equity ex China Fund-Class C | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Equity ex China Fund-Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Ashmore Emerging Markets Equity ex China Fund-Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Ashmore Emerging Markets Equity ex China Fund-Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Ashmore Emerging Markets Equity ex China Fund-Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Ashmore Emerging Markets Equity ex China Fund-Class C | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ashmore Emerging Markets Equity ex China Fund-Class C | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Hansol Chemical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Lotes Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | DB Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Allegro.eu S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Other Assets Less Than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ashmore Emerging Markets Equity ex China Fund-Institutional Class | Other Assets Less Than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%